Fair Value Measurement (Details) - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Assets:
Financial assets at fair value through the other comprehensive income		$ 19,737	$ 9,870
Financial assets measured at fair value through profit or loss		4,620	5,500
Dividend preference derivative in TSG	[1]	3,000	3,000
Foreign currency derivative contracts			109
Assets in respect of business combinations		1,368
Total Assets		28,725	18,479
Liabilities:
Put options of non-controlling interests		57,867	72,188
Contingent consideration in respect of business combination		10,576	30,635
Total Liabilities		68,443	102,823
Level 1 [Member]
Assets:
Financial assets at fair value through the other comprehensive income		19,450	9,408
Financial assets measured at fair value through profit or loss			738
Dividend preference derivative in TSG	[1]
Foreign currency derivative contracts
Assets in respect of business combinations
Total Assets		19,450	10,146
Level 3 [Member]
Assets:
Financial assets at fair value through the other comprehensive income		287	462
Financial assets measured at fair value through profit or loss		4,620	4,762
Dividend preference derivative in TSG	[1]	3,000	3,000
Foreign currency derivative contracts
Assets in respect of business combinations		1,368
Total Assets		9,275	8,224
Liabilities:
Put options of non-controlling interests		57,867	72,188
Contingent consideration in respect of business combination		10,576	30,635
Total Liabilities		$ 68,443	102,823
Level 2 [Member]
Assets:
Financial assets at fair value through the other comprehensive income
Financial assets measured at fair value through profit or loss
Dividend preference derivative in TSG	[1]
Foreign currency derivative contracts			109
Total Assets			$ 109

[1]	The fair value of dividend preference derivative in TSG was estimated using the Monte-Carlo simulation technique.